Share-Based Compensation (Details) - USD ($)						12 Months Ended
		Sep. 26, 2024	Jul. 16, 2024	Jul. 11, 2023	Jan. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Nov. 06, 2024
Share-Based Compensation [Line Items]
Percentage of outstanding shares of common stock					4.00%
Remaining shares available for issuance (in Shares)			83,334					100,000
Compensation expense						$ 3,608,648	$ 1,736,174
Common stock, shares issued (in Shares)	[1]					566,908	96,847
Granted stock option (in Shares)		4,167	12,838
Stock option award						$ 32,767	$ 119,246
Unrecognized share-base compensation							212,605
Weighted-average period						4 years
Grant total of stock options (in Dollars per share)						$ 120,000
Issued shares of common stock (in Shares)				668
Cash							$ 20,000
Percentage of maximum allowable							22.00%
Share-based liability amount							$ 121,544
Long-Term Prepaid Expense						$ 66,176	242,647
General and administrative expense						$ 163,228
Two Thousand Twenty Two Equity Incentive Plan [Member]
Share-Based Compensation [Line Items]
Remaining shares available for issuance (in Shares)						154,392
Compensation expense				$ 187,200
Florida State University Research Fund, Inc. [Member]
Share-Based Compensation [Line Items]
Compensation expense						$ 2,625,000
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation [Line Items]
Unrecognized share-base compensation						116,466
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Compensation expense						$ 0	$ 222,480
Granted stock option (in Shares)							4,270
Vested shares (in Shares)							4,270
Issued shares of common stock (in Shares)							4,270
Shares of common stock (in Shares)						0	9,217
Research and Development Expense [Member]
Share-Based Compensation [Line Items]
Compensation expense						$ 3,227,300	$ 192,371
Research and Development Expense [Member] | Florida State University Research Fund, Inc. [Member]
Share-Based Compensation [Line Items]
Compensation expense						$ 129,710	$ 2,730,685
Vendors [Member]
Share-Based Compensation [Line Items]
Vested shares (in Shares)						0	15,500
Vendors [Member] | Research and Development Expense [Member]
Share-Based Compensation [Line Items]
Compensation expense						$ 176,471	$ 948,581
Common Stock [Member]
Share-Based Compensation [Line Items]
Common stock, shares issued (in Shares)				668
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Vested shares (in Shares)							4,270
Common Stock [Member] | Phantom Share Units (PSUs) [Member]
Share-Based Compensation [Line Items]
Vested shares (in Shares)						0

[1]	Periods presented have been adjusted to reflect the 1:12 reverse stock split on August 12, 2024 and the 1:5 reverse stock split on February 24, 2025.